SUPPLEMENT DATED JULY 18, 2023 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco High Yield Bond Factor Fund
Invesco Intermediate Bond Factor Fund
Invesco World Bond Factor Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Effective immediately:
Jay Raol and James Ong will no longer serve as Portfolio Managers of the Funds. Accordingly, all information and references related to Messrs. Raol and Ong are hereby removed from the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Noelle Corum, CFA	Portfolio Manager	2020

Jacob Habibi, CFA	Portfolio Manager	2023

The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:

▪
Noelle Corum, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2010.
▪
Jacob Habibi, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2001.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Funds’ SAI:
As of July 18, 2023, Mr. Habibi did not beneficially own any securities of the Funds.
The following information is added after the table under “PORTFOLIO MANAGERS — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Funds’ SAI:
As of July 18, 2023, Mr. Habibi managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
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